Summarized Information From Balance Sheets and Statements of Income (Detail) (Office Depot De Mexico, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Dec. 25, 2010
Office Depot De Mexico
Schedule of Equity Method Investments [Line Items]
Current assets	$ 377,405	$ 303,404
Non-current assets	333,788	295,033
Current liabilities	219,774	199,588
Non-current liabilities	7,344	5,895
Sales	1,144,020	1,114,201	961,616
Gross profit	347,866	326,804	283,189
Net income	$ 63,183	$ 61,951	$ 61,269